IBEW/NECA Employee Benefits Conference January 25, 2023

IBEW and HIT – a Long - standing Alliance 1 ▪ Local 3 one of the earliest investors of HIT’s predecessor MIT ▪ Largest union supporting the HIT with 96 funds investing ▪ Leadership recognizes positive impacts that can be achieved by investing labor’s pension capital ▪ Shared commitment to diversity, equity and inclusion ▪ Shared commitment to pre - apprenticeship and workforce development programs ▪ Shared investment philosophy

HIT’s Long History of Impact Investing Successful track record as a fixed income impact investor NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 583 $10.4 B $19.3 B $40.3 B $16.7 B 194.7 M 219,282 124,922 Projects in HIT Investment, including New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $8.5B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing 2 Ladder 260 Minneapolis, MN Electchester Flushing , NY Jazzie Collins Apartments (53 Colton) San Francisco, CA Southern Hills/Orlando Decatur, IL

° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc . as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 211 M nationwide (1984 - 2022) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 22 39 60 74 78 273 583 HIT Investment ° $484.7M $768.5M $1.0B $1.9B $1.5B $5.7B $10.4B Total Development Cost $915.4M $1.9B $2.1B $4.8B $2.2B $11.9B $19.3B Union Construction Hours 10.5M 14.7M 20.2M 26.2M 20.3M 92.0M 194.7M Total Jobs Created 11,585 17,903 21,785 29,358 25,879 106,549 219,282 Housing Units (% affordable) 3,578 (36%) 4,559 (89%) 13,486 (69%) 44,226 (92%) 11,214 (53%) 77,063 (79%) 124,922 (67%) Total Economic Impact $2.2B $3.7B $3.9B $5.7B $4.6B $20.1B $40.3B HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 3

Since Inception (1984 – Present) Total hours of IBEW work generated: 29.5 million Total hours of union work generated: 194.7 million IBEW Estimated Hours of Work on HIT Projects* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 4

Projects Committed/In Construction as of December 31, 2022 Investments include New Markets Tax Credits allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 2021 dollars and all other figures are nominal . 5 41 Projects 27 Cities represented across 13 states 6,623 Housing and healthcare units, with 65% affordable housing $1.3 B Invested or allocated $3.2 B in total development cost 19.5 M Hours of on - site union construction work created 3.1 M Hours of IBEW work created

Delivering More Impact Investments – Projects Committed to 2019 - 2022* 65 Projects 31 Cities represented across 14 states 10,156 Housing and healthcare units, with 68% affordable housing $2.0 B Invested or allocated $4.2 B in total development cost 25.8 M Hours of on - site union construction work created 4.1 M Hours of IBEW work created 6 *Investments include New Markets Tax Credits allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 2021 dollars and all other figures are nominal .

Plan types include pension, health & welfare, annuity, among others. $1,988.42 33% $907.51 15% $1,312.15 21% $1,433.83 24% $420.47 7% 365 Institutional Investors (as of 11/30/2022) $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Service Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . 7 Assets Under Management - $6.1 Billion

The U.S. Faces an Affordable Housing Crisis ▪ Extremely low - income renters face a shortage of 7 million rental units; only 36 affordable homes exist for every 100 extremely low - income households - according to the National Low Income Housing Coalition study in 2022 ▪ Much of the country lacks a sufficient supply of affordable rentals, particularly for extremely low - income households Notes: Low - rent units have contract rents under $600. Rents are inflated to 2019 dollars using the CPI - U Less Shelter. No - cash u nits are excluded. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. The Stock of Low - Rent Units Continues to Shrink Units Renting for Under $600 (Millions) Share of Rental Stock (Percent) 8

Even in the Most Affordable States, Renters Face Cost Burdens 9 Share of Cost - Burdened Renters (Percent) Under 40 (Down to 38) 40 – 44 45 – 49 50 and Over (Up to 54) Notes: Cost - burdened households pay more than 30% of income for housing. Households with zero or negative income are assumed to be burdened, while households paying no cash rent are assumed to be without burdens. Source: JCHS tabulations of US Census Bureau, 2019 American Community Survey 1 - Year Estimates.

Strong Multifamily Housing Demand Dwarfs Supply Source: REIS/Moody’s; National Low Income Housing Coalition; Apartment List; U.S. Census Bureau, Joint Center for Housing Stu die s of Harvard University x Rise in demand was fueled by household formation, job and wage growth and elevated home prices in 2022 x Asking growth rent slowed towards the end of the year, but rose on average above $1,700/unit for the first time x Affordability was cited as impacting renter demand in many metros with asking rents $295 above pre - pandemic levels Household Growth has Remained Strong Despite the Pandemic (million of households) 0.0 0.5 1.0 1.5 2.0 2010- 2012 2012- 2014 2014- 2016 2016- 2018 2018- 2020 2020- 2022 Apartment Demand Outpaced Supply Additions 10

State of the U.S. Economy

AFL-CIO HIT



Real Gross Domestic Product
40
30
20
10
0
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-40
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Source: Bureau of Economic Analysis, seasonally adjusted annual rate

AFL-CIO HOUSING INVESTMENT TRUST 11

Source: Bureau of Labor Statistics Change in Earnings vs CPI Wages not Keeping up with Inflation 12 -4 -2 0 2 4 6 8 10 Sep-07 Apr-08 Nov-08 Jun-09 Jan-10 Aug-10 Mar-11 Oct-11 May-12 Dec-12 Jul-13 Feb-14 Sep-14 Apr-15 Nov-15 Jun-16 Jan-17 Aug-17 Mar-18 Oct-18 May-19 Dec-19 Jul-20 Feb-21 Sep-21 Apr-22 Nov-22 CPI Yearly Change Yearly Change Average Hourly Earnings Yearly Change in Real Wages

Source: Apartment List, National Association of Realtors Apartment Rents Median Home Prices Sharp Rise in Rents and Home Prices 13 $100,000 $150,000 $200,000 $250,000 $300,000 $350,000 $400,000 $450,000 Nov-00 Nov-01 Nov-02 Nov-03 Nov-04 Nov-05 Nov-06 Nov-07 Nov-08 Nov-09 Nov-10 Nov-11 Nov-12 Nov-13 Nov-14 Nov-15 Nov-16 Nov-17 Nov-18 Nov-19 Nov-20 Nov-21 Nov-22 Median Home Price 12 Month Moving Average Home prices $1,000 $1,050 $1,100 $1,150 $1,200 $1,250 $1,300 $1,350 $1,400 Mar-17 Jun-17 Sep-17 Dec-17 Mar-18 Jun-18 Sep-18 Dec-18 Mar-19 Jun-19 Sep-19 Dec-19 Mar-20 Jun-20 Sep-20 Dec-20 Mar-21 Jun-21 Sep-21 Dec-21 Mar-22 Jun-22 Sep-22 Dec-22

Inflation Remains Elevated – YoY % change (as measured by CPI) Source: Bureau of Labor Statistics x Elevated energy, food and higher transportation costs continue to impact consumers and businesses CPI Breakdowns: YOY% Change 2021 - Nov 2021 - Dec 2022 - Jan 2022 - Feb 2022 - Mar 2022 - Apr 2022 - May 2022 - Jun 2022 - Jul 2022 - Aug 2022 - Sep 2022 - Oct 2022 - Nov All Items 6.8 7.0 7.5 7.9 8.5 8.3 8.6 9.1 8.5 8.3 8.2 7.7 7.1 All Items less Food and Energy 4.9 5.5 6.0 6.4 6.5 6.2 6.0 5.9 5.9 6.3 6.6 6.3 6.0 Food 6.1 6.3 7.0 7.9 8.8 9.4 10.1 10.4 10.9 11.4 11.2 10.9 10.6 Food at Home 6.4 6.5 7.4 8.6 10.0 10.8 11.9 12.2 13.1 13.5 13.0 12.4 12.0 Food away from home 5.8 6.0 6.4 6.8 6.9 7.2 7.4 7.7 7.6 8.0 8.5 8.6 8.5 Energy 33.3 29.3 27.0 25.6 32.0 30.3 34.6 41.6 32.9 23.8 19.8 17.6 13.1 Energy commodities 57.5 48.9 39.9 37.9 48.3 44.7 50.3 60.6 44.9 27.1 19.7 19.3 12.2 Motor fuel 58.0 49.5 40.0 38.1 48.2 44.0 49.1 60.2 44.5 26.2 18.8 18.1 10.8 Transportation less fuel 19.2 21.8 23.4 23.9 21.8 17.2 14.1 9.5 8.8 9.1 8.4 5.5 2.4 New cars 11.1 11.8 12.2 12.4 12.5 13.2 12.6 11.4 10.4 10.1 9.4 8.4 7.2 Used cars 31.4 37.3 40.5 41.2 35.3 22.7 16.1 7.1 6.6 7.8 7.2 2.0 - 3.3 Airfare - 3.7 1.4 4.9 12.7 23.6 33.3 37.8 34.1 27.7 33.4 42.9 42.9 36.0 Shelter 3.8 4.1 4.4 4.7 5.0 5.1 5.5 5.6 5.7 6.2 6.6 6.9 7.1 Rent of primary residence 3.0 3.3 3.8 4.2 4.4 4.8 5.2 5.8 6.3 6.7 7.2 7.5 7.9 Owners' equivalent rent 3.5 3.8 4.1 4.3 4.5 4.8 5.1 5.5 5.8 6.3 6.7 6.9 7.1 Apparel 5.0 5.8 5.3 6.6 6.8 5.4 5.0 5.2 5.1 5.1 5.5 4.1 3.6 Medical Care Service 2.1 2.5 2.7 2.4 2.9 3.5 4.0 4.8 5.1 5.6 6.5 5.4 4.4 Physicians' services 4.3 4.3 2.6 0.5 0.7 1.2 1.1 1.0 0.8 1.1 1.8 1.8 1.5 Hospital services 3.5 3.3 3.6 3.4 3.3 3.6 3.9 3.9 3.9 4.0 3.8 3.4 2.9 Medical Care Commodities 0.2 0.4 1.4 2.5 2.7 2.1 2.4 3.2 3.7 4.1 3.7 3.1 3.1 Recreation Commodities 3.9 3.3 4.1 4.6 4.7 4.0 3.8 4.5 4.1 3.8 4.0 4.3 3.6 Sporting goods 8.4 6.3 8.2 7.1 7.9 7.5 5.7 5.3 5.2 3.8 3.0 3.0 2.7 Ed. & Info Tech Commodities 0.9 0.2 0.8 0.3 1.3 - 4.0 - 6.0 - 5.7 - 7.0 - 7.3 - 8.3 - 9.1 - 9.7 Education books and supplies 0.2 - 0.4 2.6 0.8 3.8 2.2 3.7 3.7 3.1 4.6 4.6 4.7 5.3 Information tech commodities 1.2 0.3 0.7 0.6 1.3 - 4.7 - 7.1 - 6.7 - 8.1 - 8.8 - 10.0 - 10.8 - 11.5 Computers 4.8 2.8 3.5 4.6 7.6 0.2 - 1.8 - 0.6 - 3.5 - 4.3 - 3.6 - 3.1 - 4.4 Computers software - 2.3 - 3.4 - 2.0 - 2.2 - 4.7 - 4.2 - 3.9 0.1 - 1.4 - 0.3 4.5 - 0.9 - 1.7 Smartphones - 16.0 - 14.1 - 13.3 - 13.2 - 13.5 - 16.1 - 19.9 - 20.0 - 20.0 - 20.4 - 21.0 - 22.9 - 23.4 14

15 311 West 42nd Street | Manhattan HIT Investment: $50M Total Development Cost: $338M Hours of Union Construction Work: 1,995,680 Total Housing Units: 330 (25% affordable) *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal .

Granada Senior Apartments | San Antonio, TX HIT Investment: $37M Total Development Cost: $63M Hours of Union Construction Work: 321,480 Total Housing Units: 265 (100% affordable) 16 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal .

Old Colony Phases 4 and 5 | Boston, MA HIT Investment: $53M Hours of Union Construction Work: 1,040,190 Total Development Cost: $163M Total Housing Units: 208 (100% affordable) 17 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal .

18 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . San Cristina | San Francisco, CA HIT Investment: $17M Hours of Union Construction Work: 232,130 Total Development Cost: $49M Total Housing Units: 58 (100% affordable)

Soul Apartments | St. Paul, IL HIT Investment: $65M Hours of Union Construction Work: 483,560 Total Development Cost: $70M Total Housing Units: 178 (100% affordable) 19 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal .

Overview Long History and Track Record Investment Strategy Active Impact Investing Summary of the HIT » $6.0 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » Affordable housing creation and preservation » Union construction jobs creation » Successful ESG record generating economic impacts that benefit underserved communities » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 27 years experience, 18 years at HIT » Record of consistent and competitive returns » Focus on high credit quality multifamily mortgage securities » Higher income with superior credit quality and similar interest rate risk » Provides diversification versus other core strategies and liquidity 20 As of November 30 , 2022 .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Chang Suh, CFA CEO & CIO csuh@aflcio - hit.com Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . This presentation provides information about projects financed by the HIT . Projects that were pre- or under construction as of the date of this report are included until they reach permanent loan status . The projects referenced on this presentation may not reflect HIT’s current portfolio for any or all of the following reasons : ( i ) the assets related to the project(s) referenced on this graphic may no longer be held in the HIT’s current portfolio ; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this presentation ; and (iii) this presentation is not a complete list of all the projects financed by the HIT as of the date of this report . 21